Capital Management	12 Months Ended
Dec. 31, 2023
Capital Management
Capital Management

7.	Capital Management

The Company’s objective in its capital management is to maintain its capital structure at an adequate level in order to continue as a going concern, maximizing value to shareholders and investors. In 2023 and 2022, its main source of funding was cash provided by its operating activities.

The financial strategy of the Strategic Plan 2024-2028 is focused on:

•	indebtedness control;
•	investments and business decisions respecting the ideal capital structure;
•	solid governance in decision-making processes ensuring profitability, rationality and value creation for all stakeholders; and
•	distribution of value created through dividends and share repurchase.

The target for the gross debt (composed of current and non-current finance debt and lease liability) is to be maintained below US$ 65,000 and the reference level for Adjusted Cash and cash equivalents is US$ 8,000 (which is composed of Cash and cash equivalents, and investments in securities in domestic and international markets that have high liquidity, i.e., convertible into cash within 3 months, even if maturity is longer than 12 months, held for the purpose of complying with cash commitments).

As of December 31, 2023, gross debt increased to US$ 62,600, from US$ 53,799 as of December 31, 2022, remaining within the range defined in the Company’s Strategic Plan.